Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Results From Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue	$ 52,329	$ 53,041	[1]	$ 54,859	[1]
Profit from continuing operations	9,990	5,157	[1]	8,606	[1]
Profit from discontinued operations	424	531	[1]	560	[1]
AUSTRALIA
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue	1,394	1,577		1,585
Profit from continuing operations	632	775		764
Profit from discontinued operations	$ 424	$ 531		$ 532

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.